UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ----------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Moon Capital Management LP
           ---------------------------
Address:   499 Park Avenue
           ---------------------------
           New York, NY  10022
           ---------------------------



Form 13F File Number:  028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John W. Moon
           -------------------------------------------------------
Title:     Managing Member of JWM Capital LLC, its general partner
           -------------------------------------------------------
Phone:     (212) 652-4500
           -------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ John W. Moon             New York, NY                  08/13/07
       -----------------           ------------------         ----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             2
                                               --------------

Form 13F Information Table Entry Total:        30
                                               --------------

Form 13F Information Table Value Total:        $181,096
                                               --------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number           Name
     1             028-12268                  JWM Capital LLC
     2             028-12267                  John W. Moon
-------------     -------------------       ---------------------


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                                       MOON CAPITAL MANAGEMENT, LP FORM 13F INFORMATION TABLE AS OF 06/30/2007


COLUMN 1                           COLUMN 2      COLUMN 3       COLUMN 4     COLUMN 5   COLUMN 6   COLUMN 7        COLUMN 8
                                                                                                               VOTING AUTHORITY
                                                                                     INVESTMENT  OTHER
NAME OF ISSUER                   TITLE OF CLASS     CUSIP     VALUE (x$1000)   QTY   DISCRETION MANAGERS     SOLE   SHARED  NONE
---------------                 -----------------  -------- ----------------  ----- --------------------- -------- ------- ------
ACTIONS SEMICONDUCTOR CO LTD          ADR         00507E107    $  1,084      176200   DEFINED      1,2      176200
AT&T INC                              COM         00206R102    $ 11,549      278297   DEFINED      1,2      278297
AU OPTRONICS CORP                SPONSORED ADR    002255107    $  8,662      503600   DEFINED      1,2      503600
CHINA MOBILE LTD                 SPONSORED ADR    16941M109    $  2,841       52700   DEFINED      1,2       52700
CHUNGHWA TELECOM CO LTD          SPONSORED ADR    17133Q205    $  1,458       77322   DEFINED      1,2       77322
CIA VALE DO RIO DOCE              SPON ADR PFD    204412100    $ 12,580      333700   DEFINED      1,2      333700
CNOOC LTD                        SPONSORED ADR    126132109    $  5,218       45900   DEFINED      1,2       45900
COMCAST CORP NEW                      CL A        20030N101    $  5,441      193500   DEFINED      1,2      193500
ELRON ELECTR INDS LTD                 ORD         290160100    $    128        8787   DEFINED      1,2        8787
EMPRESA DIST Y COMERCIAL NOR        SPON ADR      29244A102    $  4,086      200000   DEFINED      1,2      200000
FEDEX CORP                            COM         31428X106    $  4,994       45000   DEFINED      1,2       45000
FLEXTRONICS INTL LTD                  ORD         Y2573F102    $  2,160      200000   DEFINED      1,2      200000
GOODYEAR TIRE & RUBR  CO              COM         382550101    $  4,178      120200   DEFINED      1,2      120200
GRAVITY CO LTD                   SPONSORED ADR    38911N107    $ 12,246     1943864   DEFINED      1,2     1943864
GRUPO AEROPORTUARIO DEL SURE     SPON ADR SER B   40051E202    $  2,561       48600   DEFINED      1,2       48600
GRUPO TELEVISA SA  DE CV         SP ADR REP ORD   40049J206    $ 11,954      432966   DEFINED      1,2      432966
HIMAX TECHNOLOGIES INC            SPONSORED ADR   43289P106    $  2,401      416070   DEFINED      1,2      416070
ICICI BK LTD                           ADRS       45104G104    $  9,973      202900   DEFINED      1,2      202900
INTEL CORP                             COM        458140100    $  7,127      300200   DEFINED      1,2      300200
INTERSIL CORP                          CL A       46069S109    $  4,719      150000   DEFINED      1,2      150000
JOHNSON CTLS INC                       COM        478366107    $ 20,461      176736   DEFINED      1,2      176736
LIBERTY GLOBAL INC                  COM SER A     530555101    $  7,391      180100   DEFINED      1,2      180100
MARVELL TECHNOLOGY GROUP LTD           ORD        G5876H105    $  1,657       91000   DEFINED      1,2       91000
NATIONAL SEMICONDUCTOR CORP            COM        637640103    $  4,241      150000   DEFINED      1,2      150000
QUALCOMM INC                           COM        747525103    $  2,170       50000   DEFINED      1,2       50000
TAIWAN SEMICONDUCTOR  MFG LTD     SPONSORED ADR   874039100    $  6,697      601698   DEFINED      1,2      601698
TERNIUM SA                           SPON ADR     880890108    $  6,300      208000   DEFINED      1,2      208000
VERIZON COMMUNICATIONS                 COM        92343V104    $  1,276       31000   DEFINED      1,2       31000
VOTORANTIM CELULOSE E PAPEL       SPONSORED ADR   92906P106    $  8,728      383318   DEFINED      1,2      383318
VULCAN MATLS CO                        COM        929160109    $  6,815       59500   DEFINED      1,2       59500
REPORT SUMMARY                   30 DATA RECORDS               $181,096

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